Taxation - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Income Tax Expense Benefits [line items]
Applicable tax rate (percentage)	19.00%	19.00%	19.00%
Bank corporation tax surcharge				8.00%
Effective tax rate (percentage)	22.10%	27.60%	25.80%
Unrecognised capital losses carried forward	£ 0	£ 0
Banking Entities
Income Tax Expense Benefits [line items]
Applicable tax rate (percentage)	27.00%	27.00%	27.00%
Non-banking Entities
Income Tax Expense Benefits [line items]
Applicable tax rate (percentage)	19.00%	19.00%	19.00%
Deferred tax assets that rely on future profitability excluding timing differences
Income Tax Expense Benefits [line items]
Recognised capital losses carried forward	£ 12	£ 11
Finance (No.2) Act 2016 | Bottom of range | Corporation Tax Rate in 2020
Income Tax Expense Benefits [line items]
Applicable tax rate (percentage)	17.00%